Retirement-Related Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Contribution expense from retirement plans [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Vesting Percentage Of Matching Contribution To Eligible Associates	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	50.00%
Minimum Age Limit Of Participant To Defer Additional Earnings In Catch Up Contributions	50
United Kingdom | Deferred income taxes and other
Contribution expense from retirement plans [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ 129	$ 106
Japan | Deferred income taxes and other
Contribution expense from retirement plans [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ 203	$ 205